Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Software development costs	$ 21,458,933	$ 23,287,828	$ 22,392,136	$ 19,587,325	$ 18,771,172	$ 18,095,644
Goodwill, impairment loss	$ 0